VIA EDGAR


August 1, 2007


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account Five ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Seasons Advisor II Variable Annuity
     File No. 333-137827 and 811-07727


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated July 30, 2007 for Registrant on behalf of the Seasons Advisor II Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 24, 2007, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6505.

Very truly yours,


/s/ Rose Khatchikian
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Rose Khatchikian
Legal Assistant